Loans (Schedule Of Troubled Debt Restructurings That Occurred During Period) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
TDRs	$ 24.6		$ 49.9
TDRs that experienced payment default within one year of modification	5.7	[1]	4.4	[1]
International Finance [Member]
Financing Receivable, Modifications [Line Items]
TDRs			0.2
Corporate Finance [Member]
Financing Receivable, Modifications [Line Items]
TDRs	12.2		31.4
TDRs that experienced payment default within one year of modification	0.5	[1]
Equipment Finance [Member]
Financing Receivable, Modifications [Line Items]
TDRs	0.8		2.9
TDRs that experienced payment default within one year of modification	0.3	[1]	0.5	[1]
Non-Strategic Portfolios [Member]
Financing Receivable, Modifications [Line Items]
TDRs	11.6		15.4
TDRs that experienced payment default within one year of modification	$ 4.9	[1]	$ 3.9	[1]

[1]	Payment default in the table above is one missed payment.